Financial assets, liabilities and financial results (telecom activities) - Financial assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current	€ 977	€ 950	€ 1,516
Current	4,541	2,313	3,259
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	1,004
Current	4,541
Total financial assets	5,545	3,290	4,803
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Total financial assets	5,545	3,291	4,803
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current financial assets	419
Total financial assets	419	431	431
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Total financial assets	421	432
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current financial assets	419
Total financial assets	419	431	431
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets	419	432	431	€ 277
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current financial assets	243
Current financial assets	4,502
Total financial assets	4,745	2,496	3,990
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities [member]
Disclosure of financial assets [line items]
Total financial assets	4,500	2,266
Current financial assets	4,500
Total financial assets	4,500	2,266	3,206
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Total financial assets	205	203	141
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Total financial assets	38	27	642
Non-current financial assets	38
Total financial assets	38	27	642
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Current financial assets	2
Total financial assets	2
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Total financial assets	205	203	141	€ 133
Non-current financial assets	206
Total financial assets	206	203	141
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets	381
Non-current financial assets	342
Current financial assets	39
Total financial assets	381	363	382
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets including receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets		363
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Receivables related to investments [member]
Disclosure of financial assets [line items]
Non-current financial assets	77
Current financial assets	28
Total financial assets	106	105	55
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Non-current financial assets	264
Current financial assets	11
Total financial assets	€ 275	€ 258	327
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets			3,206
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets including receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets			382
Financial assets available-for-sale, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets			€ 431